Financial instruments - Foreign Currency Risk and Interest Rate Risk (Details) - Currency risk - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Financial assets and liabilities [Abstract]
Financial assets	$ 554,766	$ 221,437
Financial liabilities	57,985	70,009
US Dollars
Financial assets and liabilities [Abstract]
Financial assets	442,127	96,888
Financial liabilities	56,720	32,619
Canadian Dollars
Financial assets and liabilities [Abstract]
Financial assets	112,639	124,549
Financial liabilities	$ 1,265	$ 37,390